Stock Compensation Plans - Schedule of Stock-Based Compensation Expense Recognized in the Selling, General and Administrative Line Item of the Consolidated Statements of Operations (Details) - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Total stock-based compensation expense (pretax)	$ 16	$ 5	$ 23	$ 34	$ 51	$ 39	$ 12